Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 67,851	¥ 79,539	¥ 71,416	¥ 79,995
Provision (Reversal)	1,635	2,886	2,469	5,112
Allowance of purchased loans during the reporting period	2,067	1,537	2,095	1,752
Charge-offs	(4,014)	(4,954)	(11,840)	(7,902)
Recoveries	361	44	447	102
Other	1,258	232	4,571	225
Ending balance	69,158	79,284	69,158	79,284
Collective (pool) assessment	52,294	57,901	52,294	57,901	¥ 49,660
Individual assessment	16,864	21,383	16,864	21,383	21,756
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,665	16,335	16,303	16,522
Provision (Reversal)	123	399	582	672
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(650)	(521)	(1,430)	(998)
Recoveries	18	8	25	10
Other	84	22	760	37
Ending balance	16,240	16,243	16,240	16,243
Collective (pool) assessment	12,030	12,758	12,030	12,758	12,480
Individual assessment	4,210	3,485	4,210	3,485	3,823
Installment loans and net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	64,875	73,323	64,134	73,990
Provision (Reversal)	1,474	2,020	2,312	3,525
Allowance of purchased loans during the reporting period	2,067	1,537	2,095	1,752
Charge-offs	(3,983)	(4,900)	(7,273)	(7,329)
Recoveries	373	37	432	91
Other	1,131	223	4,237	211
Ending balance	65,937	72,240	65,937	72,240
Collective (pool) assessment	51,665	57,263	51,665	57,263	49,098
Individual assessment	14,272	14,977	14,272	14,977	15,036
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,976	6,216	7,282	6,005
Provision (Reversal)	161	866	157	1,587
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(31)	(54)	(4,567)	(573)
Recoveries		7	15	11
Recoveries	(12)
Other	127	9	334	14
Ending balance	3,221	7,044	3,221	7,044
Collective (pool) assessment	629	638	629	638	562
Individual assessment	2,592	6,406	2,592	6,406	6,720
Consumer | Real estate loans [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	5,725	5,877	5,716	5,922
Provision (Reversal)	(80)	82	0	63
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(3)	(41)	(82)	(74)
Recoveries	5	5	13	12
Other	1	(1)	1	(1)
Ending balance	5,648	5,922	5,648	5,922
Collective (pool) assessment	5,153	5,384	5,153	5,384	5,211
Individual assessment	495	538	495	538	505
Consumer | Real estate loans [Member] | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	471	487	455	470
Provision (Reversal)	1	(50)	(2)	(35)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	0	0	0
Recoveries	0	0	0	3
Other	(16)	(14)	3	(15)
Ending balance	456	423	456	423
Collective (pool) assessment	456	423	456	423	455
Individual assessment	0	0	0	0	0
Consumer | Card loans [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	9,933	12,562	10,019	12,984
Provision (Reversal)	209	61	228	(122)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(158)	(202)	(265)	(443)
Recoveries	2	2	4	3
Other	0	0	0	1
Ending balance	9,986	12,423	9,986	12,423
Collective (pool) assessment	9,357	11,722	9,357	11,722	9,423
Individual assessment	629	701	629	701	596
Consumer | Other [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	5,915	8,850	5,204	8,359
Provision (Reversal)	1,038	1,134	2,152	2,675
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(460)	(1,042)	(865)	(2,094)
Recoveries	2	2	4	4
Other	0	0	0	0
Ending balance	6,495	8,944	6,495	8,944
Collective (pool) assessment	4,167	6,186	4,167	6,186	2,946
Individual assessment	2,328	2,758	2,328	2,758	2,258
Consumer | Other [Member] | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,164	1,187	1,105	1,275
Provision (Reversal)	242	103	286	205
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(140)	(224)	(206)	(414)
Recoveries	0	0	0	0
Other	56	31	137	31
Ending balance	1,322	1,097	1,322	1,097
Collective (pool) assessment	1,187	896	1,187	896	961
Individual assessment	135	201	135	201	144
Corporate | Non-recourse Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	65	31	81	32
Provision (Reversal)	17	15	1	14
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	0	0	0
Recoveries	0	0	0	0
Other	0	(1)	0	(1)
Ending balance	82	45	82	45
Collective (pool) assessment	82	45	82	45	81
Individual assessment	0	0	0	0	0
Corporate | Non-recourse Loans | The Americas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,235	2,951	2,691	3,450
Provision (Reversal)	(218)	(65)	(944)	(559)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	0	0	0
Recoveries	0	0	0	0
Other	(148)	42	122	37
Ending balance	1,869	2,928	1,869	2,928
Collective (pool) assessment	857	2,694	857	2,694	1,836
Individual assessment	1,012	234	1,012	234	855
Corporate | Corporate Real Estate Companies Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	600	905	617	901
Provision (Reversal)	4	86	(21)	84
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	0	(1)	0	(3)
Recoveries	5	6	13	14
Other	1	0	1	0
Ending balance	610	996	610	996
Collective (pool) assessment	489	740	489	740	490
Individual assessment	121	256	121	256	127
Corporate | Corporate Real Estate Companies Loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	630	1,416	735	1,539
Provision (Reversal)	54	(316)	(98)	(438)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(14)	0	(14)	0
Recoveries	0	0	0	0
Other	10	9	57	8
Ending balance	680	1,109	680	1,109
Collective (pool) assessment	680	1,109	680	1,109	735
Individual assessment	0	0	0	0	0
Corporate | Corporate Commercial, industrial and other companies | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,206	1,795	1,337	1,938
Provision (Reversal)	220	80	256	(64)
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(107)	(145)	(277)	(147)
Recoveries	4	4	7	7
Other	0	1	0	1
Ending balance	1,323	1,735	1,323	1,735
Collective (pool) assessment	475	574	475	574	505
Individual assessment	848	1,161	848	1,161	832
Corporate | Corporate Commercial, industrial and other companies | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	18,720	19,112	18,296	18,763
Provision (Reversal)	78	557	114	1,116
Allowance of purchased loans during the reporting period	0	0	0	0
Charge-offs	(190)	(1,135)	(1,825)	(1,345)
Recoveries	281	3	310	29
Other	1,150	136	3,144	110
Ending balance	20,039	18,673	20,039	18,673
Collective (pool) assessment	16,169	14,093	16,169	14,093	13,367
Individual assessment	3,870	4,580	3,870	4,580	4,929
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,546	1,815	1,575	1,835
Provision (Reversal)	(214)	(66)	(242)	(86)
Allowance of purchased loans during the reporting period	2,067	1,537	2,095	1,752
Charge-offs	(2,261)	(1,589)	(2,309)	(1,811)
Recoveries	56	7	56	9
Other	(7)	(2)	12	3
Ending balance	1,187	1,702	1,187	1,702
Collective (pool) assessment	563	639	563	639	608
Individual assessment	¥ 624	¥ 1,063	¥ 624	¥ 1,063	¥ 967